RELATED PARTY TRANSACTIONS - Sales to related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 16,963,957	$ 18,425,312	$ 23,875,331
Related Party
RELATED PARTY TRANSACTIONS
Sales to related parties	484,856	545,278	925,488
Related Party | Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	155,599	165,224	141,137
Related Party | Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties	92,214	115,189	311,872
Related Party | Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	88,365	122,526	24,988
Related Party | Hebei Leading Future Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	46,295	160	68,179
Related Party | Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	31,930
Related Party | Youshi Innovation Business Group Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties	28,683		136,566
Related Party | Kunming Jinbi Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	17,147
Related Party | Xuancheng Jinshida Modern Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	8,807	40,018	88,640
Related Party | Qinghai Jiayuan Mingyue Trade Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties		75,818
Related Party | Hebei Shilong Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties		1,295	134,737
Related Party | Others
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 15,816	$ 25,048	$ 19,369